NET LOSS PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Stock Option
Antidilutive securities
Antidilutive securities	3,637,968	3,753,328
Unvested restricted share units
Antidilutive securities
Antidilutive securities	7,670,528	2,753,342